Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Changes in Provisions

(in millions of Euros)	Notes	Close down and environmental remediation costs	Restructuring costs	Legal claims and other costs	Total
At January 1, 2018		81	5	67	153
Transfer from provision to contract liability	2	—	—	(23)	(23)
Allowance		3	1	15	19
Amounts used		(2)	(2)	(4)	(8)
Unused amounts reversed		—	(1)	(6)	(7)
Unwinding of discounts		(1)	—	—	(1)
Effects of changes in foreign exchange rates		2	—	1	3
Transfer		—	—	4	4

At December 31, 2018		83	3	54	140

Current		5	1	40	46
Non-Current		78	2	14	94

Total Provisions		83	3	54	140

(in millions of Euros)	Notes	Close down and environmental remediation costs	Restructuring costs	Legal claims and other costs	Total
At January 1, 2017		88	5	56	149
Allowance		3	3	19	25
Amounts used		(2)	(2)	(3)	(7)
Unused amounts reversed		—	(1)	(4)	(5)
Unwinding of discounts		(1)	—	—	(1)
Effects of changes in foreign exchange rates		(7)	—	(1)	(8)

At December 31, 2017		81	5	67	153

Current		4	3	33	40
Non-Current		77	2	34	113

Total Provisions		81	5	67	153

Summary of Legal Claims and Other Costs

Legal claims and other costs

(in millions of Euros)	At December 31, 2018	At December 31, 2017
Maintenance and customer related provisions(A)	6	25
Litigation(B)	41	36
Disease claims(C)	4	3
Other	3	3

Total Provisions for legal claims and other costs	54	67

(A)	Contract liabilities related to refund penalties and price concessions previously presented as provisions have been reclassified for €23 million as of January 01, 2018.
(B)

The Group is involved in litigation and other proceedings, such as civil, commercial and tax proceedings, incidental to normal operations. It is not anticipated that the resolution of such litigation and proceedings will have a material effect on the future results, financial position, or cash flows of the Group.

(C)

Since the early 1990s, certain activities of the Group’s businesses have been subject to claims and lawsuits in France relating to occupational diseases resulting from alleged asbestos exposure, such as mesothelioma and asbestosis. It is not uncommon for the investigation and resolution of such claims to go on over many years as the latency period for acquiring such diseases is typically between 25 and 40 years. For any such claim, it is up to the social security authorities in each jurisdiction to determine if a claim qualifies as an occupational illness claim. If so determined, the Group must settle the case or defend its position in court. At December 31, 2018, 6 cases in which gross negligence is alleged (“faute inexcusable”) remain outstanding (7 at December 31, 2017), the average amount per claim being less than €0.1 million. The average settlement amount per claim in 2018 and 2017 was less than €0.1 million. It is not anticipated that the resolution of such litigation and proceedings will have a material effect on the future results from continuing operations, financial position, or cash flows of the Group.